Supplement to the
Fidelity® Variable Insurance Products
Investor Class
FundsManager 20% Portfolio FundsManager 50% Portfolio FundsManager 60% Portfolio FundsManager 70% Portfolio FundsManager 85% Portfolio
April 30, 2015
Prospectus

The following information supplements similar information for VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio, found under the heading "Investment Details" in each fund's "Fund Basics" section on pages 18, 18, 19, 19, and 20, respectively.

The Adviser may also use futures contracts (both long and short positions) to increase the fund's exposure to various asset classes. For example, the Adviser may buy domestic stock index futures to increase the fund's allocation to the domestic equity class.

VIPFM-15-01  September 11, 2015
1.833268.107

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
FundsManager 60% Portfolio
April 30, 2015
Prospectus

The following information supplements similar information for VIP FundsManager 60% Portfolio, found under the heading "Investment Details" in the fund's "Fund Basics" section on page 6.

The Adviser may also use futures contracts (both long and short positions) to increase the fund's exposure to various asset classes. For example, the Adviser may buy domestic stock index futures to increase the fund's allocation to the domestic equity class.

VIPFM-60-15-01  September 11, 2015
1.855570.104

Supplement to the
Fidelity® Variable Insurance Products
Service Class and Service Class 2
FundsManager 20% Portfolio FundsManager 50% Portfolio FundsManager 60% Portfolio FundsManager 70% Portfolio FundsManager 85% Portfolio
April 30, 2015
Prospectus

The following information supplements similar information for VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio, found under the heading "Investment Details" in each fund's "Fund Basics" section on pages 18, 18, 19, 19, and 20, respectively.

The Adviser may also use futures contracts (both long and short positions) to increase the fund's exposure to various asset classes. For example, the Adviser may buy domestic stock index futures to increase the fund's allocation to the domestic equity class.

VFMSCSC2-15-01  September 11, 2015
1.833267.107

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
FundsManager 50% Portfolio
April 30, 2015
Prospectus

The following information supplements similar information for VIP FundsManager 50% Portfolio, found under the heading "Investment Details" in the fund's "Fund Basics" section on page 6.

The Adviser may also use futures contracts (both long and short positions) to increase the fund's exposure to various asset classes. For example, the Adviser may buy domestic stock index futures to increase the fund's allocation to the domestic equity class.

VIPFM-50-INV-15-01  September 11, 2015
1.9866959.100